PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Corporate Leaders
®
100 Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.8%
Communication Services : 9.1%
69,177
(1)
Alphabet, Inc. - Class
C
$ 9,501,461
1.1
519,511
AT&T, Inc.
7,683,568
0.9
22,890
(1)
Charter
Communications, Inc.
- Class A
10,028,567
1.2
200,188  Comcast Corp. - Class
A
9,360,791
1.1
29,488
(1)
Meta Platforms, Inc.
- Class A
8,725,204
1.0
19,387
(1)
Netflix, Inc.
8,407,754
1.0
60,668
(1)
T-Mobile US, Inc.
8,266,015
1.0
224,434  Verizon
Communications, Inc.
7,850,701
0.9
93,332
(1)
Walt Disney Co.
7,810,022
0.9
77,634,083
9.1
Consumer Discretionary : 10.5%
64,910
(1)
Amazon.com, Inc.
8,958,229
1.0
3,126
(1)
Booking Holdings, Inc.
9,706,324
1.1
555,303
Ford Motor Co.
6,735,825
0.8
217,326
General Motors Co.
7,282,594
0.9
26,970
Home Depot, Inc.
8,908,191
1.0
37,258
Lowe's Cos., Inc.
8,587,224
1.0
28,192
McDonald's Corp.
7,926,181
0.9
73,229
NIKE, Inc. - Class B
7,448,121
0.9
84,129
Starbucks Corp.
8,197,530
1.0
62,463
Target Corp.
7,904,693
0.9
32,241
(1)
Tesla, Inc.
8,320,757
1.0
89,975,669
10.5
Consumer Staples : 10.5%
184,609
Altria Group, Inc.
8,163,410
1.0
138,318
Coca-Cola Co.
8,275,566
1.0
108,436
Colgate-Palmolive Co.
7,966,793
0.9
15,614  Costco Wholesale
Corp.
8,576,458
1.0
237,060
Kraft Heinz Co.
7,844,315
0.9
114,858  Mondelez International,
Inc. - Class A
8,184,781
1.0
45,148
PepsiCo, Inc.
8,032,732
0.9
84,982  Philip Morris
International, Inc.
8,163,371
0.9
55,576
Procter & Gamble Co.
8,577,600
1.0
292,625  Walgreens Boots
Alliance, Inc.
7,406,339
0.9
53,810
Walmart, Inc.
8,750,044
1.0
89,941,409
10.5
Energy : 3.1%
53,135
Chevron Corp.
8,560,048
1.0
80,554
ConocoPhillips
9,588,343
1.1
77,806
Exxon Mobil Corp.
8,651,249
1.0
26,799,640
3.1
Financials : 14.7%
48,245
American Express Co.
7,622,228
0.9
145,136  American International
Group, Inc.
8,493,359
1.0
289,664
Bank of America Corp.
8,304,667
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
187,825  Bank of New York
Mellon Corp.
$ 8,427,708
1.0
24,642
(1)
Berkshire Hathaway,
Inc. - Class B
8,876,048
1.0
12,063
BlackRock, Inc.
8,450,614
1.0
75,983  Capital One Financial
Corp.
7,779,899
0.9
145,289
Charles Schwab Corp.
8,593,844
1.0
179,345
Citigroup, Inc.
7,405,155
0.8
25,696  Goldman Sachs
Group, Inc.
8,420,836
1.0
57,882  JPMorgan Chase &
Co.
8,469,873
1.0
147,773
MetLife, Inc.
9,359,942
1.1
97,395
Morgan Stanley
8,293,184
1.0
253,413
US Bancorp
9,257,177
1.1
195,567
Wells Fargo & Co.
8,074,962
0.9
125,829,496
14.7
Health Care : 14.0%
77,113
Abbott Laboratories
7,934,928
0.9
62,313
AbbVie, Inc.
9,157,518
1.1
37,538
Amgen, Inc.
9,622,491
1.1
129,717  Bristol-Myers Squibb
Co.
7,997,053
0.9
120,738
CVS Health Corp.
7,868,495
0.9
34,916
Danaher Corp.
9,252,740
1.1
17,873
Eli Lilly & Co.
9,905,217
1.2
109,222
Gilead Sciences, Inc.
8,353,299
1.0
50,591
Johnson & Johnson
8,179,553
1.0
95,677
Medtronic PLC
7,797,675
0.9
73,119
Merck & Co., Inc.
7,968,509
0.9
229,841
Pfizer, Inc.
8,131,775
0.9
16,139  Thermo Fisher
Scientific, Inc.
8,991,037
1.1
17,425  UnitedHealth Group,
Inc.
8,304,406
1.0
119,464,696
14.0
Industrials : 12.0%
83,654
3M Co.
8,923,372
1.0
39,192
(1)
Boeing Co.
8,780,184
1.0
33,991
Caterpillar, Inc.
9,555,890
1.1
93,049
Emerson Electric Co.
9,142,064
1.1
33,211
FedEx Corp.
8,668,735
1.0
38,738  General Dynamics
Corp.
8,779,580
1.0
77,055
General Electric Co.
8,819,715
1.0
40,209  Honeywell
International, Inc.
7,556,880
0.9
18,149
Lockheed Martin Corp.
8,137,104
1.0
84,886  Raytheon Technologies
Corp.
7,303,592
0.9
40,566
Union Pacific Corp.
8,947,643
1.1
47,156  United Parcel Service,
Inc. - Class B
7,988,226
0.9
102,602,985
12.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Corporate Leaders
®
100 Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology : 17.2%
26,926  Accenture PLC - Class
A
$ 8,717,831
1.0
17,161
(1)
Adobe, Inc.
9,598,834
1.1
74,630
(1)
Advanced Micro
Devices, Inc.
7,889,884
0.9
43,789
Apple, Inc.
8,226,639
1.0
9,625
Broadcom, Inc.
8,882,816
1.0
162,113
Cisco Systems, Inc.
9,297,181
1.1
252,259
Intel Corp.
8,864,381
1.0
61,927  International Business
Machines Corp.
9,092,741
1.1
21,414  Mastercard, Inc.
- Class A
8,836,273
1.0
24,778
Microsoft Corp.
8,121,237
1.0
20,337
NVIDIA Corp.
10,037,326
1.2
70,487
Oracle Corp.
8,485,930
1.0
126,054
(1)
PayPal Holdings, Inc.
7,879,636
0.9
70,319
Qualcomm, Inc.
8,053,635
1.0
39,452
(1)
Salesforce, Inc.
8,737,040
1.0
46,959
Texas Instruments, Inc.
7,891,930
0.9
35,430
Visa, Inc. - Class A
8,704,442
1.0
147,317,756
17.2
Materials : 2.0%
155,932
Dow, Inc.
8,507,650
1.0
21,893
Linde PLC
8,473,467
1.0
16,981,117
2.0
Real Estate : 1.9%
43,075
American Tower Corp.
7,810,359
0.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
72,342  Simon Property Group,
Inc.
$ 8,210,093
1.0
16,020,452
1.9
Utilities : 3.8%
93,406
Duke Energy Corp.
8,294,453
1.0
206,977
Exelon Corp.
8,303,917
1.0
114,021
NextEra Energy, Inc.
7,616,603
0.9
120,074
Southern Co.
8,132,612
0.9
32,347,585
3.8
Total Common Stock
(Cost $507,909,846)
844,914,888
98.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Mutual Funds : 1.0%
8,422,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.252%
(Cost $8,422,000) $ 8,422,000 1.0
Total Short-Term
Investments
(Cost $8,422,000)
8,422,000
1.0
Total Investments in
Securities
(Cost $516,331,846) $ 853,336,888 99.8
Assets in Excess of
Other Liabilities 2,008,813 0.2
Net Assets $ 855,345,701 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2023.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 844,914,888 $ — $ — $ 844,914,888
Short-Term Investments 8,422,000 — — 8,422,000
Total Investments, at fair value $ 853,336,888 $ — $ — $ 853,336,888

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
3
Voya Corporate Leaders
®
100 Fund
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Other Financial Instruments+
Futures 241,109 — — 241,109
Total Assets $ 853,577,997 $ — $ — $ 853,577,997
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation)
on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
* For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At August 31, 2023, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500
®
E-Mini 39 09/15/23 $ 8,806,200 $ 241,109
$ 8,806,200 $ 241,109
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 351,478,998
Gross Unrealized Depreciation (14,473,956)
Net Unrealized Appreciation $ 337,005,042